Short-Term Debt - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Short-term Debt [Line Items]
Outstanding debt	$ 1,590,000,000	$ 880,000,000
Short-term debt	$ 1,588,000,000	879,000,000
Line of credit facility consolidated debt to consolidated capitalization ratio, required	0.7
Line of credit facility consolidated debt to consolidated capitalization ratio	0.59
Commercial Paper Program
Short-term Debt [Line Items]
Proceeds from short-term borrowings with maturities greater than three months	$ 0	0
Revolving Credit Facility | Letters of Credit
Short-term Debt [Line Items]
Total availability	150,000,000	150,000,000
Proceeds from short-term borrowings with maturities greater than three months	0	$ 0
Revolving Credit Facility | American Water Capital Corp. (AWCC)
Short-term Debt [Line Items]
Total availability	2,750,000,000
Maximum commitment under the facility	$ 500,000,000